14. STOCK-BASED COMPENSATION (Details 2) (USD $)	6 Months Ended
Jun. 30, 2012
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeoneMember
Options Outstanding Exercise Price	$ 0.05
Options Outstanding Number of Shares	70,000
Options Outstanding Weighted Average Exercise Price	$ 0.05
Options Outstanding Weighted Average Remaining Life (Years)	2 years 1 month 13 days
Options Exercisable Number of Shares	70,000
Options Exercisable Weighted Average Exercise Price	$ 0.05
Options Exercisable Weighted Average Remaining Life (Years)	2 years 1 month 13 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeTwoMember
Options Outstanding Exercise Price	$ 0.08
Options Outstanding Exercise Price	$ 0.09
Options Outstanding Number of Shares	14,252,022
Options Outstanding Weighted Average Exercise Price	$ 0.09
Options Outstanding Weighted Average Remaining Life (Years)	7 years 11 months 5 days
Options Exercisable Number of Shares	9,421,620
Options Exercisable Weighted Average Exercise Price	$ 0.09
Options Exercisable Weighted Average Remaining Life (Years)	8 years 1 month 2 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeThreeMember
Options Outstanding Exercise Price	$ 0.1
Options Outstanding Exercise Price	$ 0.157
Options Outstanding Number of Shares	42,261,769
Options Outstanding Weighted Average Exercise Price	$ 0.12
Options Outstanding Weighted Average Remaining Life (Years)	8 years 6 months 7 days
Options Exercisable Number of Shares	30,822,732
Options Exercisable Weighted Average Exercise Price	$ 0.12
Options Exercisable Weighted Average Remaining Life (Years)	8 years 4 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeFourMember
Options Outstanding Exercise Price	$ 0.185
Options Outstanding Exercise Price	$ 0.21
Options Outstanding Number of Shares	26,735,835
Options Outstanding Weighted Average Exercise Price	$ 0.19
Options Outstanding Weighted Average Remaining Life (Years)	8 years 1 month 24 days
Options Exercisable Number of Shares	16,759,285
Options Exercisable Weighted Average Exercise Price	$ 0.2
Options Exercisable Weighted Average Remaining Life (Years)	7 years 7 months 20 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeFiveMember
Options Outstanding Exercise Price	$ 0.25
Options Outstanding Exercise Price	$ 0.45
Options Outstanding Number of Shares	11,071,161
Options Outstanding Weighted Average Exercise Price	$ 0.36
Options Outstanding Weighted Average Remaining Life (Years)	8 years 4 months 17 days
Options Exercisable Number of Shares	5,071,161
Options Exercisable Weighted Average Exercise Price	$ 0.35
Options Exercisable Weighted Average Remaining Life (Years)	7 years 7 months 21 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeSixMember
Options Outstanding Exercise Price	$ 0.85
Options Outstanding Number of Shares	5,604,099
Options Outstanding Weighted Average Exercise Price	$ 0.85
Options Outstanding Weighted Average Remaining Life (Years)	2 years 7 months 2 days
Options Exercisable Number of Shares	5,604,099
Options Exercisable Weighted Average Exercise Price	$ 0.85
Options Exercisable Weighted Average Remaining Life (Years)	2 years 7 months 2 days
ShareBasedCompensationSharesAuthorizedUnderStockOptionPlansExercisePriceRangeSevenMember
Options Outstanding Exercise Price	$ 1.35
Options Outstanding Exercise Price	$ 2.48
Options Outstanding Number of Shares	677,917
Options Outstanding Weighted Average Exercise Price	$ 2.04
Options Outstanding Weighted Average Remaining Life (Years)	3 years 4 months 10 days
Options Exercisable Number of Shares	677,917
Options Exercisable Weighted Average Exercise Price	$ 2.04
Options Exercisable Weighted Average Remaining Life (Years)	3 years 4 months 10 days
StockOptionsMember
Options Outstanding Number of Shares	100,672,803
Options Exercisable Number of Shares	68,426,814